Intangible Assets, Net - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Intangible Asset, Goodwill and Other [Abstract]
Amortization of intangible assets	$ 490	$ 332	$ 955	$ 662